As filed with the U.S. Securities and Exchange Commission on January 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report
October 31, 2023

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Ticker: SMIG

AAM Transformers ETF

Ticker: TRFM

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through tracking the Index, SPDV is a rules-based strategy that is designed to provide equal-weight exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Due to its added focus on free cash flows and sector diversification, SPDV’s portfolio remained positioned towards attractively valued companies, and insulated from those with stretched valuations. As a result, SPDV generated a total return of -5.29% (NAV) and -5.42% (Market Price), while its underlying index generated a total return of -4.99% between November 1, 2022, and October 31, 2023 (“current fiscal period”). Over the same current fiscal period, its benchmark index, the S&P 500® Index, achieved a total return of 10.14%.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Information Technology, Materials, and Energy. The worst performing sectors were Financials, Industrials, and Real Estate.

Individual stocks attributable to SPDV’s return over the same fiscal period were Broadcom, Inc. (+112 bps), Ralph Lauren Corporation (+63 bps), and Seagate Technology Holdings (+62 bps). Stocks dragging down SPDV’s return were Citizens Financial Group (-85 bps), Truist Financial Corporation (-63 bps), and Healthpeak Properties (-54 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through tracking the Index, EEMD is a rules-based strategy that is designed to provide equal-weight exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Through its value-tilted focus, EEMD’s portfolio of quality and free cash flow healthy companies helped better navigate the emerging markets space relative to broad exposure. Accordingly, EEMD generated a total return of 21.71% (NAV) and 19.57% (Market Price) between November 1, 2022, and October 31, 2023 (“current fiscal period”). This compares to the 23.84% for its underlying Index, and a 10.89% total return for its benchmark index, the S&P Emerging Plus LargeMidCap® Index, over the same current fiscal period.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Top performing sectors attributable to EEMD’s return over the current fiscal period were Information Technology, Consumer Discretionary, and Materials. The worst performing sectors included and Health Care, Communication Services, and Real Estate.

Individual stocks attributable to EEMD’s return over the same fiscal period were Winstron Corporation (+560 bps), Abou Kir Fertil & Chemicals (+170 bps), and Emlak Konut Gayrimenkul Yati (+157 bps). Stocks dragging down EEMD’s return were SD Biosensor, Inc. (-168 bps), China Evergrande Group (-136 bps), and Shimao Group Holdings (-90 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index”). Through tracking the Index, DMDV is a rules-based strategy that is designed to provide equal-weight exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV’s focus on companies with sustainable dividend distribution characteristics helped better navigate the ex-US developed markets space relative to broad exposure. As a result, DMDV generated a total return of 15.05% (NAV) and 15.60% (Market Price) between November 1, 2022, and October 31, 2023 (the “current fiscal period”). This compares to the 15.65% for the underlying Index, and a 12.27% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, over the same current fiscal period.

Top performing sectors attributable to DMDV’s return over the current fiscal period were Financials, Consumer Discretionary, and Industrials. The worst performing sectors included Health Care, Real Estate, and Communication Services.

Individual stocks attributable to DMDV’s return over the same fiscal period were Kawasaki Kisen Kaisha, Ltd. (+195 bps), AGL Energy, Ltd. (-141 bps), and Screen Holdings Company, Ltd. (+127 bps). Stocks dragging down DMDV’s return were Sumitomo Pharma Company, Ltd. (-86 bps), South32, Ltd. (-74 bps), and Mirvac Group (-57 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through tracking the Index, PFLD is a rules-based strategy that is designed to

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

provide exposure to exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

By focusing on low duration preferred securities, PFLD was more insulated from the impact of rising interest rates relative to broad preferreds. PFLD generated a total return of 3.30% (NAV) and 2.71% (Market Price), while the underlying index for PFLD generated a total return of 3.74% between November 1, 2022, and October 31, 2023 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of 0.49%.

Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Insurance, and Energy. The worst performing industries included Financial Services, Telecommunications, and Real Estate.

Individual securities attributable to PFLD’s return over the same fiscal period were WFC 5.85 PERP (+47 bps), NGL Float PERP (+36 bps), and GS Float PERP (+33 bps). Securities dragging down PFLD’s return were NLY Float PERP (-51 bps), QRTEA 8 03/15/31 (-39 bps), and FRCB 4 ½ PERP (-30 bps).

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

For the one-year period ending October 31, 2023 (“current fiscal period”), The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) generated a total return of -2.60% (NAV) and –2.74% (Market Price) versus the Russell 2500 return of -4.63%. Throughout the current fiscal period, the market faced numerous crosscurrents including rapidly rising interest rates, a falling Consumer Price Index, increasing consensus of a “soft landing” and the continued advancement of Generative AI. Amidst these conflicting signals, large cap equities, as proxied by capitalization weighted indices, outperformed small/mid cap equities as the ten largest stocks rallied from October 2022 lows supported largely by multiple expansion and modest earnings growth. With small/mid-caps not experiencing the same multiple expansion during this period, we believe the investment opportunity remains ripe for a strategy focused on sustainable dividends and stable fundamentals within the small/mid- market cap.

Assessing attribution on a security basis, the largest contributors to performance include Inter Parfums (IPAR), Evercore (EVR) and Watsco (WSO). IPAR manufactures and markets fragrances categorized as prestige or specialty retail though long-term contracts with brands. The company touts an attractive pipeline of new product launches which has led to continued market share gains and new business license agreements. EVR operates as an investment banking company and derives a majority of its revenue through M&A advisory, which is supported by a premier equities and wealth management business. The company has been increasing headcount to

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

take advantage of a visible M&A backlog that has been on hold largely due to the impact of higher interest rates and economic uncertainty. WSO is a leading HVAC equipment service provider and distributor. The company’s significant exposure to non-discretionary repair and replacement revenue provides visibility in future earnings accretion and dividend growth.

The largest detractors to performance include Advance Auto Parts (AAP), First Interstate Bancorp (FIBK) and Perrigo (PRGO). AAP engages in the supply and distribution of aftermarket automotive products. Reported results were challenged in FY23 due to competitor pricing actions and higher inventory, which ultimately led to a dividend cut in 2023. AAP is no longer held in the strategy. FIBK operates in resilient Northwest markets supported by steady population inflow and a healthy credit outlook. The company faced net interest income headwinds in FY23 due to the combination of a steep rise in deposit costs and slowing loan growth. PRGO is a leader in over-the-counter medicines and lifestyle products. Shares were pressured during this period largely due to margin pressures and operational issues.

Assessing attribution on a sector basis, the largest contributors to relative performance were Industrials, Health Care and Consumer Staples. Within Industrials, stock selection within electrical components and distributors contributed to outperformance. In the Health Care sector, no exposure to highly volatile or unprofitable biotechnology companies, in addition to strong stock selection within diagnostics and testing, contributed to outperformance for the sector. Finally, in the Consumer Staples sector, stock selection within cosmetics contributed to sector outperformance.

The largest detractors to relative performance included Consumer Discretionary, Communication Services and Financials. In the Consumer Discretionary sector, an underweight position contributed to relative underperformance, as many companies within the sector rebounded following underperformance in the prior year. Within Communication Services, stock selection in the media & entertainment industry was a headwind to performance. Lastly, within Financials, an overweight allocation to banks amid industry disruption contributed to relative underperformance for the period.

We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, downside protection, and long-term capital appreciation, all through the ownership of companies of high intrinsic quality and growth potential. We thank you for your partnership and look forward to the opportunities in the years ahead.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

The AAM Transformers ETF

The AAM Transformers ETF (”TRFM” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the Pence Transformers Index (the “Index”). The Index follows a rules-based methodology that aims to target companies whose products and services show compelling potential to transform consumer behavior, technological innovation, and the global economy.

The Index mainly focuses on companies with over $2 billion market cap which are estimated to grow their toplines at a double-digit rate and have a minimum of 3.0% projected R&D and/or Capex spending to net sales. 75% of the index is in US-based companies, while 25% is in internationals. These two geographies are split into multiple segments based on market cap and each segment is equally weighted. In terms of sector exposure, about 50% of the index is in Information Technology. As a result, TRFM can be highly sensitive to market volatility in both bull and bear markets.

By isolating disruptive, evolving & growing companies, TRFM was able to capitalize on a rally the in the Information Technology sector. As a result, TRFM generated a total return of 12.33% (NAV) and 12.33% (Market Price) between November 1, 2022, and October 31, 2023 (the “current fiscal period”). This compares to the 12.96% for the underlying Index, and a 10.14% total return for the benchmark index, the S&P 500® Index, for the same current fiscal period.

Top performing sectors attributable to TRFM’s return over the current fiscal period were Information Technology, Consumer Discretionary, and Communication Services. The worst performing sectors were Utilities, Materials and Financials.

Individual securities attributable to TRFM’s return over the current fiscal period were NVIDIA Corporation (US) (+261 bps), Advanced Micro Devices, Inc. (US) (+129 bps), and Meta Platforms (US) (+113 bps). The largest detractors to TRFM’s performance were Enphase Energy, Inc. (US) (-102 bps), Rivian Automation (US) (-99 bps), and Lucid Group, Inc. (US) (-74 bps).

The top contributing countries were United States (8.44%), followed by China (3.11%) and France (0.85%). The bottom contributing countries were United Kingdom (-0.66%), Canada (-0.41%) and Brazil (-0.25%).

TRFM continues to offer a focused and specific approach in its selection process in seeking to uncover the most promising, transformative companies. By analyzing factors such as company size, research & development (R&D) spending as a percentage of sales, and projected sales growth, TRFM targets companies expected to have sustainable market dominance.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Because of the innovative nature of the underlying companies in the portfolio, there tends to be more frequent merger and acquisition activities. Over the fiscal year period, 16 companies held in the fund were acquired.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, and AAM Transformers ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidCap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Russell 2500 Index is a market-cap-weighted index that includes the smallest 2,500 companies covered in the broad-based Russell 3000 sphere of United States-based listed equities. All 2,500 of the companies included in the Index cover the small- and mid-cap market capitalizations.

Pence Transformers Index is a rules-based index that measures the performance of U.S.-listed common equity securities, including American Depositary Receipts (“ADRs”) for foreign securities, of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation.

Free Cash Flow: The excess cash that a business has after paying all of the operations and capital expenditures.

Free Cash Flow Yield: A stock’s free cash flow per share relative to the stock price.

Capex: Amount of money a company spends to buy capital assets or upgrade its existing capital assets.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 17 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM S&P 500 High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2023	1 Year	3 Years	5 Years	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF — NAV	-5.29%	10.95%	3.96%	4.35%
AAM S&P 500 High Dividend Value ETF — Market	-5.42%	11.04%	3.89%	4.32%
S&P 500® Dividend and Free Cash Flow Yield Index	-4.99%	11.35%	4.30%	4.69%
S&P 500® Index	10.14%	10.36%	11.01%	10.12%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/23 was 0.29%.

AAM S&P Emerging Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2023	1 Year	3 Years	5 Years	Since Inception (11/28/2017)
AAM S&P Emerging Markets High Dividend Value ETF — NAV	21.71%	6.54%	1.54%	-0.42%
AAM S&P Emerging Markets High Dividend Value ETF — Market	19.57%	6.44%	1.32%	-0.52%
S&P Emerging Markets Dividend and Free Cash Flow Yield Index	23.84%	7.85%	2.44%	0.51%
S&P Emerging Plus LargeMidCap® Index	10.89%	-2.89%	2.19%	-0.78%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/23 was 0.49%.

AAM S&P Developed Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2023	1 Year	3 Years	Since Inception (11/27/2018)
AAM S&P Developed Markets High Dividend Value ETF — NAV	15.05%	7.93%	0.50%
AAM S&P Developed Markets High Dividend Value ETF — Market	15.60%	7.94%	0.59%
S&P Developed Ex-US Dividend and Free Cash Flow Yield Index	15.65%	8.32%	0.89%
S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index	12.27%	5.57%	4.40%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 27, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/23 was 0.39%.

AAM Low Duration Preferred and Income Securities ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2023	1 Year	3 Years	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF — NAV	3.30%	-0.63%	-0.23%
AAM Low Duration Preferred and Income Securities ETF — Market	2.71%	-0.73%	-0.33%
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index	3.74%	-0.30%	0.16%
ICE Exchange-Listed Preferred & Hybrid Securities Index	0.49%	-2.19%	-0.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 19, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/23 was 0.45%.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2023	1 Year	Since Inception (8/25/2021)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF — NAV	-2.60%	-4.16%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF — Market	-2.74%	-4.19%
Russell 2500 Total Return Index	-4.63%	-9.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 25, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/23 was 0.60%.

AAM Transformers ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Annualized Returns October 31, 2023	1 Year	Since Inception (7/11/2022)
AAM Tranformers ETF — NAV	12.33%	4.08%
AAM Transformers ETF — Market	12.33%	4.09%
Pence Transformers Index	12.96%	4.67%
S&P 500® Index	10.14%	8.44%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 11, 2022 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/23 was 0.49%.

AAM ETFs

Portfolio Allocations
As of October 31, 2023 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Materials	11.6%
Energy	11.3
Information Technology	11.1
Communication Services	10.9
Consumer Staples	10.1
Industrials	9.7
Real Estate	9.5
Consumer Discretionary	8.4
Health Care	8.1
Financials	7.2
Utilities	2.0
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Information Technology	10.2%
Energy	9.4
Materials	9.3
Financials	9.0
Consumer Discretionary	8.7
Communication Services	8.6
Real Estate	8.6
Industrials	8.5
Utilities	8.5
Health Care	8.4
Consumer Staples	8.3
Short-Term Investments	1.4
Other Assets in Excess of Liabilities	1.1
Total	100.0%

AAM ETFs

Portfolio Allocations
As of October 31, 2023 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.1%
Industrials	9.7
Consumer Staples	9.5
Communication Services	9.3
Financials	9.1
Consumer Discretionary	9.0
Materials	9.0
Utilities	8.7
Health Care	8.4
Information Technology	8.3
Real Estate	8.3
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials (a)	77.8%
Energy	7.6
Utilities	4.4
Consumer Staples	4.2
Industrials	3.3
Consumer Discretionary	1.6
Short-Term Investments	0.9
Real Estate	0.3
Information Technology	0.2
Communication Services	0.1
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

AAM ETFs

Portfolio Allocations
As of October 31, 2023 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Sector	Percentage of Net Assets
Industrials (a)	27.3%
Financials	16.1
Materials	9.9
Information Technology	9.1
Consumer Staples	8.2
Utilities	7.1
Health Care	6.3
Real Estate	6.2
Energy	3.7
Consumer Discretionary	3.4
Communication Services	2.3
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
Total	100.0%

AAM Transformers ETF

Sector	Percentage of Net Assets
Information Technology (a)	52.5%
Industrials	17.1
Consumer Discretionary	15.4
Communication Services	7.6
Financials	5.0
Utilities	1.5
Materials	0.8
Short-Term Investments	0.1
Liabilities in Excess of Other Assets (b)	(0.0)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 10.9%
92,431	AT&T, Inc.	$1,423,437
31,914	Comcast Corporation - Class A	1,317,729
42,449	Interpublic Group of Companies, Inc.	1,205,552
16,671	Omnicom Group, Inc.	1,248,825
40,648	Verizon Communications, Inc.	1,427,964
		6,623,507
	Consumer Discretionary — 8.4%
39,295	Bath & Body Works, Inc.	1,165,096
16,335	Best Buy Company, Inc.	1,091,505
99,222	Ford Motor Company	967,415
32,941	Tapestry, Inc.	907,854
9,187	Whirlpool Corporation	960,593
		5,092,463
	Consumer Staples — 10.1%
30,376	Altria Group, Inc.	1,220,204
10,098	Kimberly-Clark Corporation	1,208,125
28,420	Kroger Company	1,289,415
19,830	Molson Coors Brewing Company - Class B	1,145,579
14,189	Philip Morris International, Inc.	1,265,091
		6,128,414
	Energy — 11.3%
8,560	Chevron Corporation	1,247,449
51,428	Coterra Energy, Inc.	1,414,270
13,094	Exxon Mobil Corporation	1,386,000
12,963	Phillips 66	1,478,688
10,993	Valero Energy Corporation	1,396,111
		6,922,518
	Financials — 7.2%
43,098	Citizens Financial Group, Inc.	1,009,786
26,725	Comerica, Inc.	1,052,965
116,498	KeyCorp	1,190,610
37,385	Zions Bancorp NA	1,153,327
		4,406,688

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Health Care — 8.1%
9,651	AbbVie, Inc.	$1,362,529
18,237	CVS Health Corporation	1,258,535
36,927	Pfizer, Inc.	1,128,489
130,428	Viatris, Inc.	1,160,809
		4,910,362
	Industrials — 9.7%
13,285	3M Company	1,208,271
14,143	CH Robinson Worldwide, Inc.	1,157,322
11,058	Paychex, Inc.	1,227,991
17,254	Robert Half, Inc.	1,290,081
7,355	United Parcel Service, Inc. - Class B	1,038,894
		5,922,559
	Information Technology — 11.1%
26,020	Cisco Systems, Inc.	1,356,423
79,837	Hewlett Packard Enterprise Company	1,227,893
42,713	HP, Inc.	1,124,633
9,903	International Business Machines Corporation	1,432,370
23,310	Seagate Technology Holdings plc	1,590,908
		6,732,227
	Materials — 11.6%
17,156	CF Industries Holdings, Inc.	1,368,706
26,359	Dow, Inc.	1,274,194
42,690	International Paper Company	1,439,934
15,218	LyondellBasell Industries NV - Class A	1,373,272
44,924	WestRock Company	1,614,119
		7,070,225
	Real Estate — 9.5%
21,487	Boston Properties, Inc.	1,151,059
62,432	Healthpeak Properties, Inc.	970,818
79,470	Host Hotels & Resorts, Inc.	1,230,195
66,086	Kimco Realty Corporation	1,185,583
11,134	Simon Property Group, Inc.	1,223,515
		5,761,170

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Utilities — 2.0%
11,245	Atmos Energy Corporation	$1,210,637

	TOTAL COMMON STOCKS (Cost $70,706,012)	60,780,770

	SHORT-TERM INVESTMENTS — 0.2%
102,114	Invesco Government & Agency Portfolio - Institutional Class, 5.27% (a)	102,114
	TOTAL SHORT-TERM INVESTMENTS (Cost $102,114)	102,114
	TOTAL INVESTMENTS (Cost $70,808,126) — 100.1%	60,882,884
	Liabilities in Excess of Other Assets — (0.1)%	(39,895)
	NET ASSETS — 100.0%	$60,842,989

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of October 31, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 90.5%
	Brazil — 5.7%
17,504	CPFL Energia SA	$116,312
143,988	CSN Mineracao SA	147,329
43,880	TIM SA	132,170
		395,811
	Chile — 2.8%
59,386	Cencosud SA	95,901
37,696	Quinenco SA	101,698
		197,599
	China — 19.5%
544,000	CGN Power Company, Ltd. - H Shares (a)	130,706
473,000	China Everbright Bank Company, Ltd - H Shares.	134,804
1,220,000	China Tower Corporation, Ltd. - H Shares (a)	113,821
109,600	China Vanke Company, Ltd. - H Shares	102,532
378,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	142,996
128,500	COSCO SHIPPING Holdings Company, Ltd. - H Shares	130,559
296,000	Dongfeng Motor Group Company, Ltd. - H Shares	130,133
141,500	Greentown China Holdings, Ltd.	137,257
94,900	Inner Mongolia Yitai Coal Company, Ltd. - Class B (b)	130,203
239,600	Orient Securities Company, Ltd. - H Shares (a)	111,462
43,200	Sinopharm Group Company, Ltd. - H Shares	103,244
		1,367,717
	Egypt — 3.1%
86,002	Abou Kir Fertilizers & Chemical Industries	214,135

	Hong Kong — 3.7%
8,500	Orient Overseas International, Ltd.	107,165
258,500	WH Group, Ltd. (a)	154,282
		261,447
	Hungary — 1.7%
5,028	Richter Gedeon Nyrt	117,632

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.5% (Continued)
	Indonesia — 8.4%
810,200	Adaro Energy Indonesia Tbk PT	$130,570
68,400	Gudang Garam Tbk PT	100,221
270,900	Indofood Sukses Makmur Tbk PT	113,408
220,800	Indosat Tbk PT	131,354
1,412,400	Perusahaan Gas Negara Tbk PT	111,587
		587,140
	Malaysia — 1.7%
25,800	Kuala Lumpur Kepong Bhd	119,023

	Mexico — 1.9%
88,453	Fibra Uno Administracion SA de CV	134,299

	Republic of Korea — 10.0%
2,656	CJ ENM Company, Ltd. (b)	102,460
4,374	Hana Financial Group, Inc.	126,956
2,011	Kia Corporation	114,506
16,394	LG Uplus Corporation	122,723
2,409	Lotte Shopping Company, Ltd.	128,606
14,628	SD Biosensor, Inc.	104,412
		699,663
	Russian Federation — 0.0%
5,978	X5 Retail Group NV - GDR (b)(c)	0

	South Africa — 6.0%
11,809	African Rainbow Minerals, Ltd.	96,743
185,808	Growthpoint Properties, Ltd.	96,041
17,894	Impala Platinum Holdings, Ltd.	74,146
17,231	Thungela Resources, Ltd.	152,890
		419,820
	Taiwan — 15.4%
42,000	Chicony Electronics Company, Ltd.	161,215
42,400	Evergreen Marine Corporation Taiwan, Ltd.	140,528
133,000	Pou Chen Corporation	118,300

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 90.5% (Continued)
	Taiwan — 15.4% (Continued)
17,000	Quanta Computer, Inc.	$99,060
38,000	Radiant Opto-Electronics Corporation	145,275
14,000	Simplo Technology Company, Ltd.	143,949
73,000	WPG Holdings, Ltd.	161,147
91,000	Yang Ming Marine Transport Corporation	118,116
		1,087,590
	Thailand — 5.2%
257,900	Bangkok Chain Hospital pcl - NVDR	144,224
157,600	Bangkok Dusit Medical Services pcl - NVDR	116,197
482,400	Banpu pcl - NVDR	102,003
		362,424
	Turkey — 1.8%
72,451	Enerjisa Enerji AS (a)	124,555

	United Arab Emirates — 3.6%
72,122	Emaar Properties PJSC	131,363
135,904	Fertiglobe plc	118,773
		250,136
	TOTAL COMMON STOCKS (Cost $7,275,492)	6,338,991

	PREFERRED STOCKS — 7.0%
	Brazil — 3.7%
49,430	Cia Energetica de Minas Gerais	114,778
20,642	Petroleo Brasileiro SA	142,157
		256,935
	Colombia — 1.6%
17,761	Bancolombia SA	113,343

	Republic of Korea — 1.7%
1,619	Hyundai Motor Company	119,997

	TOTAL PREFERRED STOCKS (Cost $435,591)	490,275

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 1.4%
98,312	Invesco Government & Agency Portfolio - Institutional Class, 5.27% (d)	$98,312
	TOTAL SHORT-TERM INVESTMENTS (Cost $98,312)	98,312
	TOTAL INVESTMENTS (Cost $7,809,395) — 98.9%	6,927,578
	Other Assets in Excess of Liabilities — 1.1%	75,626
	NET ASSETS — 100.0%	$7,003,204

Percentages are stated as a percent of net assets.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At October 31, 2023, the value of these securities amounted to $634,826 or 9.1% of net assets.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Rate shown is the annualized seven-day yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 97.8%
	Australia — 16.0%
1,226	BHP Group, Ltd.	$34,543
14,888	Harvey Norman Holdings, Ltd.	34,595
1,229	JB Hi-Fi, Ltd.	35,149
23,323	Mirvac Group	26,876
1,531	Sonic Healthcare, Ltd.	27,869
14,608	South32, Ltd.	30,707
13,063	Stockland	29,279
7,517	Whitehaven Coal, Ltd.	35,220
1,459	Woodside Energy Group, Ltd.	31,648
		285,886
	Austria — 2.0%
798	OMV AG	34,887

	Canada — 3.0%
1,787	Northland Power, Inc.	25,088
869	Open Text Corporation	28,982
		54,070
	Denmark — 1.6%
18	AP Moller - Maersk AS - Class A	29,315

	Finland — 2.1%
950	Orion Oyj - Class B	37,696

	France — 3.5%
569	BNP Paribas SA	32,652
1,356	Societe Generale SA	30,307
		62,959
	Germany — 6.4%
2,836	E.ON SE	33,634
682	Fresenius Medical Care AG & Company KGaA	22,578
1,187	Fresenius SE & Company KGaA	30,413
464	Mercedes-Benz Group AG	27,186
		113,811

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.8% (Continued)
	Hong Kong — 6.8%
6,000	CK Hutchison Holdings, Ltd.	$30,327
12,000	Henderson Land Development Company, Ltd.	31,286
30,000	HKT Trust & HKT, Ltd.	31,056
30,000	Sino Land Company, Ltd.	29,944
		122,613
	Israel — 1.5%
5,614	ICL Group, Ltd.	27,199

	Italy — 3.7%
1,721	Assicurazioni Generali SpA	34,099
6,866	Snam SpA	31,425
		65,524
	Japan — 13.5%
1,600	Japan Tobacco, Inc.	37,199
1,200	Kawasaki Kisen Kaisha, Ltd.	40,752
1,400	Mitsui OSK Lines, Ltd.	35,896
1,500	Nippon Yusen KK	36,419
600	SCREEN Holdings Company, Ltd.	27,471
2,500	SUMCO Corporation	31,943
1,200	Takeda Pharmaceutical Company, Ltd.	32,194
		241,874
	Netherlands — 2.1%
1,973	Stellantis NV	36,703

	Norway — 8.1%
1,313	Aker BP ASA	37,739
5,889	Norsk Hydro ASA	33,568
3,295	Telenor ASA	33,668
12,049	Var Energi ASA	40,585
		145,560
	Singapore — 1.6%
3,300	Venture Corporation, Ltd.	28,181

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.0% (Continued)
	Spain — 5.6%
1,723	Endesa SA	$32,354
2,147	Redeia Corporation SA	33,371
8,804	Telefonica SA	33,929
		99,654
	Sweden — 5.6%
6,080	SSAB AB - Class B	35,219
4,667	Tele2 AB - Class B	33,058
7,135	Telefonaktiebolaget LM Ericsson - Class B	31,937
		100,214
	United Kingdom — 14.7%
7,029	Aviva plc (a)	33,913
1,083	British American Tobacco plc	32,250
1,549	Imperial Brands plc	32,912
10,127	J. Sainsbury plc	31,618
4,413	Land Securities Group plc	30,469
12,302	Legal & General Group plc	31,557
10,945	Tesco plc	35,819
37,392	Vodafone Group plc	34,347
		262,885
	TOTAL COMMON STOCKS (Cost $1,988,311)	1,749,031

	PREFERRED STOCKS — 1.6%
	Germany — 1.6%
328	Bayerische Motoren Werke AG	27,788

	TOTAL PREFERRED STOCKS (Cost $24,730)	27,788

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.8%
14,759	Invesco Government & Agency Portfolio - Institutional Class, 5.27% (b)	$14,759
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,759)	14,759
	TOTAL INVESTMENTS (Cost $2,027,800) — 100.2%	1,791,578
	Liabilities in Excess of Other Assets — (0.2)%	(3,309)
	NET ASSETS — 100.0%	$1,788,269

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5%
	Communication Services — 0.1%
	Chicken Soup For The Soul Entertainment, Inc.
23,773	Series A, 9.750%, Perpetual	$185,192

	Consumer Discretionary — 1.6%
	Brunswick Corporation
21,390	6.625%, 1/15/2049	510,793
	Dillard’s Capital Trust I
34,225	7.500%, 8/1/2038	875,818
	Fossil Group, Inc.
25,671	7.000%, 11/30/2026	417,924
	Qurate Retail, Inc.
54,336	8.000%, 3/15/2031	1,293,197
		3,097,732
	Consumer Staples — 4.2%
	CHS, Inc.
91,806	Series 1, 7.875%, Perpetual	2,348,398
71,873	Series 2, 7.100%, Perpetual (a)	1,777,419
84,279	Series 3, 6.750%, Perpetual (a)	1,993,198
88,556	Series 4, 7.500%, Perpetual	2,231,611
		8,350,626
	Energy — 7.6%
	Energy Transfer LP
77,008	Series C, 10.156%, Perpetual (a)	1,925,971
76,150	Series D, 10.364%, Perpetual (a)	1,908,319
136,899	Series E, 7.600%, Perpetual (a)	3,384,144
	NGL Energy Partners LP
53,842	Series B, 12.858%, (3 mo. Term SOFR US + 7.475%), Perpetual (c)	1,384,816
	NuStar Energy LP
38,761	Series A, 12.438%, (3 mo. Term SOFR US + 7.028%), Perpetual	987,243
65,884	Series B, 11.315%, (3 mo. Term SOFR US + 5.905%), Perpetual	1,653,688

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Energy — 7.6% (Continued)
29,519	Series C, 12.551%, (3 mo. Term SOFR US + 7.142%), Perpetual	$743,288
	NuStar Logistics LP
68,879	12.389%, (3 mo. Term SOFR US + 6.996%), 1/15/2043	1,789,476
	Seapeak LLC
21,390	9.000%, Perpetual	519,777
29,090	Series B, 8.500%, Perpetual (a)	682,161
		14,978,883
	Financials — 77.8% (b)
	ACRES Commercial Realty Corporation
20,536	Series C, 8.625%, Perpetual (a)	458,158
	AGNC Investment Corporation
55,614	Series C, 10.766%, (3 mo. Term SOFR US + 5.373%), Perpetual	1,354,201
40,214	Series D, 6.875%, Perpetual (a)	843,690
68,879	Series E, 6.500%, Perpetual (a)	1,466,434
98,397	Series F, 6.125%, Perpetual (a)	1,966,956
25,671	Series G, 7.750%, Perpetual (a)(c)	521,891
	Allstate Corporation
85,562	8.820%, (3 mo. Term SOFR US + 3.427%), 1/15/2053	2,204,933
	American Equity Investment Life Holding Company
68,450	Series A, 5.950%, Perpetual (a)	1,447,718
51,337	Series B, 6.625%, Perpetual (a)	1,176,644
	Annaly Capital Management, Inc.
123,210	Series F, 10.638%, (3 mo. Term SOFR US + 5.255%), Perpetual	2,986,609
72,727	Series G, 9.828%, (3 mo. Term SOFR US + 4.434%), Perpetual	1,684,357
75,721	Series I, 6.750%, Perpetual (a)	1,749,912
	Apollo Global Management, Inc.
102,674	7.625%, 9/15/2053 (a)(c)	2,685,952
	Arbor Realty Trust, Inc.
48,521	Series F, 6.250%, Perpetual (a)	847,662
	Argo Group International Holdings, Ltd.
25,671	7.000%, Perpetual (a)	564,249

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Financials — 77.8% (b) (Continued)
	Aspen Insurance Holdings, Ltd.
47,060	9.593%, Perpetual (a)	$1,189,677
	Associated Banc Corporation
51,337	6.625%, 3/1/2033 (a)	1,052,922
	Athene Holding, Ltd.
147,594	Series A, 6.350%, Perpetual (a)	3,118,660
102,674	Series C, 6.375%, Perpetual (a)	2,491,897
85,562	Series E, 7.750%, Perpetual (a)	2,130,494
	Atlanticus Holdings Corporation
25,481	6.125%, 11/30/2026	581,222
	B. Riley Financial, Inc.
24,040	6.750%, 5/31/2024	591,384
25,060	6.375%, 2/28/2025	594,674
37,177	5.500%, 3/31/2026	830,906
30,895	6.500%, 9/30/2026	667,950
55,566	5.000%, 12/31/2026	1,105,763
45,531	6.000%, 1/31/2028	876,927
69,388	5.250%, 8/31/2028	1,251,760
	Bank of America Corporation
51,167	Series 02, 6.316%, (3 mo. Term SOFR US + 0.912%), Perpetual	1,038,178
35,985	Series 4, 6.416%, (3 mo. Term SOFR US + 1.012%), Perpetual	752,446
71,476	Series 5, 6.141%, (3 mo. Term SOFR US + 0.762%), Perpetual	1,448,819
52,693	Series E, 5.976%, (3 mo. Term SOFR US + 0.612%), Perpetual	1,039,106
179,682	Series K, 6.450%, 12/15/2066 (a)	4,472,284
	Chimera Investment Corporation
55,614	Series B, 8.000%, Perpetual (a)	1,172,899
44,491	Series C, 7.750%, Perpetual (a)	766,135
34,225	Series D, 8.000%, Perpetual (a)	691,003
	Citigroup, Inc.
147,658	Series J, 9.696%, (3 mo. Term SOFR US + 4.302%), Perpetual	3,780,044

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Financials — 77.8% (b) (Continued)
	Citizens Financial Group, Inc.
51,337	Series D, 6.350%, Perpetual (a)	$1,180,238
	Compass Diversified Holdings
17,113	Series B, 7.875%, Perpetual (a)	417,386
19,678	Series C, 7.875%, Perpetual	470,304
	ConnectOne Bancorp, Inc.
19,678	Series A, 5.250%, Perpetual (a)	324,490
	Crescent Capital BDC, Inc.
19,100	5.000%, 5/25/2026 (f)	446,940
	Dynex Capital, Inc.
19,079	Series C, 6.900%, Perpetual (a)	420,120
	Ellington Financial, Inc.
19,678	6.750%, Perpetual (a)	440,000
20,621	Series B, 6.250%, Perpetual (a)	396,954
17,113	Series C, 8.625%, Perpetual (a)	380,764
	Enstar Group, Ltd.
68,450	Series D, 7.000%, Perpetual (a)	1,628,426
	Fifth Third Bancorp
77,008	Series I, 6.625%, Perpetual (a)	1,876,685
	First Horizon National Corporation
17,129	Series D, 6.100%, Perpetual (a)	387,115
	FNB Corporation
18,974	7.250%, Perpetual (a)	441,146
	Gladstone Investment Corporation
21,896	5.000%, 5/1/2026	517,621
23,025	4.875%, 11/1/2028	519,905
	Goldman Sachs Group, Inc.
111,916	Series A, 6.377%, (3 mo. Term SOFR US + 1.012%), Perpetual	2,350,236
29,144	Series C, 6.377%, (3 mo. Term SOFR US + 1.012%), Perpetual	608,818
201,451	Series D, 6.297%, (3 mo. Term SOFR US + 0.932%), Perpetual	4,202,267
104,459	Series K, 6.375%, Perpetual (a)	2,628,188

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Financials — 77.8% (b) (Continued)
	Granite Point Mortgage Trust, Inc.
35,208	Series A, 7.000%, Perpetual (a)	$566,497
	Heartland Financial USA, Inc.
19,678	Series E, 7.000%, Perpetual (a)	470,107
	Huntington Bancshares, Inc.
55,614	Series J, 6.875%, Perpetual (a)	1,231,850
	Invesco Mortgage Capital, Inc.
19,031	Series B, 7.750%, Perpetual (a)	396,796
32,740	Series C, 7.500%, Perpetual (a)	606,345
	Jackson Financial, Inc.
94,120	8.000%, Perpetual (a)	2,304,999
	JPMorgan Chase & Company
316,580	Series EE, 6.000%, Perpetual	7,569,427
	Kemper Corporation
25,671	5.875%, 3/15/2062 (a)	458,227
	KeyCorp
102,674	6.200%, Perpetual (a)	1,715,683
85,562	Series E, 6.125%, Perpetual (a)	1,527,282
	M&T Bank Corporation
42,783	Series H, 5.625%, Perpetual (a)	916,412
	Merchants Bancorp
24,384	8.250%, Perpetual (a)	562,783
21,390	Series B, 6.000%, Perpetual (a)	417,747
	MetLife, Inc.
102,674	Series A, 6.671%, (3 mo. Term SOFR US + 1.262%), Perpetual	2,326,593
	MFA Financial, Inc.
47,060	Series C, 6.500%, Perpetual (a)	864,492
	Midland States Bancorp, Inc.
19,678	7.750%, Perpetual (a)(c)	432,719
	Morgan Stanley
96,151	Series A, 6.355%, (3 mo. Term SOFR US + 0.962%), Perpetual	1,964,365
75,393	Series E, 7.125%, Perpetual (d)	1,892,364
74,301	Series F, 6.875%, Perpetual (d)	1,816,659

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Financials — 77.8% (b) (Continued)
87,411	Series I, 6.375%, Perpetual (d)	$2,055,907
87,411	Series K, 5.850%, Perpetual (d)	1,910,804
	New York Community Bancorp, Inc.
88,131	Series A, 6.375%, Perpetual (a)	1,861,327
	New York Mortgage Trust, Inc.
26,128	Series D, 8.000%, Perpetual (a)	501,658
31,417	Series E, 7.875%, Perpetual (a)	666,669
24,558	Series F, 6.875%, Perpetual (a)	449,166
	NewtekOne, Inc.
19,678	5.500%, 2/1/2026	465,385
	PacWest Bancorp
87,832	Series A, 7.750%, Perpetual (a)	1,788,260
	PennyMac Mortgage Investment Trust
19,678	Series A, 8.125%, Perpetual (d)	414,222
33,371	Series B, 8.000%, Perpetual (d)	690,780
	Popular Capital Trust II
17,287	6.125%, 12/1/2034	432,175
	Ready Capital Corporation
35,297	5.750%, 2/15/2026	834,774
17,902	6.200%, 7/30/2026	421,055
	Regions Financial Corporation
85,562	Series B, 6.375%, Perpetual (a)	1,794,235
85,562	Series C, 5.700%, Perpetual (a)	1,527,282
	Reinsurance Group of America, Inc.
119,787	7.125%, 10/15/2052 (a)	3,054,569
68,450	5.750%, 6/15/2056 (a)	1,678,394
	Rithm Capital Corporation
26,525	Series A, 7.500%, Perpetual (a)	599,200
48,173	Series B, 7.125%, Perpetual (a)	1,067,032
68,037	Series C, 6.375%, Perpetual (a)	1,318,557
79,573	Series D, 7.000%, Perpetual (a)	1,589,869
	Saratoga Investment Corporation
18,056	Series 2027, 6.000%, 4/30/2027	425,219
	SiriusPoint, Ltd.
34,225	Series B, 8.000%, Perpetual (a)	858,363

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Financials — 77.8% (b) (Continued)
	SLM Corporation
10,740	Series B, 7.371%, (3 mo. Term SOFR US + 1.962%), Perpetual	$708,733
	State Street Corporation
128,345	Series D, 5.900%, Perpetual (d)	3,227,876
85,562	Series G, 5.350%, Perpetual (d)	1,871,241
	Synovus Financial Corporation
34,225	Series D, 9.011%, (3 mo. Term SOFR US + 3.614%), Perpetual	850,834
59,896	Series E, 5.875%, Perpetual (a)	1,360,837
	Trinity Capital, Inc.
31,231	7.000%, 1/16/2025	788,583
	Truist Financial Corporation
29,523	Series I, 6.201%, (3 mo. Term SOFR US + 0.792%), Perpetual	602,860
	Two Harbors Investment Corporation
21,799	Series A, 8.125%, Perpetual (a)	428,568
44,912	Series B, 7.625%, Perpetual (a)	848,837
42,714	Series C, 7.250%, Perpetual (a)	832,923
	US Bancorp
2,457	Series A, 6.675%, (3 mo. Term SOFR US + 1.282%), Perpetual	1,817,885
171,123	Series B, 6.255%, (3 mo. Term SOFR US + 0.862%), Perpetual	3,302,673
	Valley National Bancorp
19,678	Series A, 6.250%, Perpetual (a)	351,646
17,113	Series B, 9.234%, (3 mo. Term SOFR US + 3.840%), Perpetual	366,903
	Voya Financial, Inc.
51,337	Series B, 5.350%, Perpetual (a)	1,062,163
	Wells Fargo & Company
143,745	Series R, 6.625%, Perpetual (d)	3,620,936
	WesBanco, Inc.
25,671	Series A, 6.750%, Perpetual (a)	591,460

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Financials — 77.8% (b) (Continued)
	Western Alliance Bancorp
51,337	Series A, 4.250%, Perpetual (a)	$804,964
	Wintrust Financial Corporation
21,390	Series D, 6.500%, Perpetual (a)	451,543
49,197	Series E, 6.875%, Perpetual (a)	1,177,776
	Zions Bancorporation, N.A.
23,684	Series G, 9.911%, (3 mo. Term SOFR US + 4.502%), Perpetual	590,916
		153,348,525
	Industrials — 3.3%
	Air Lease Corporation
42,783	Series A, 6.150%, Perpetual (a)	1,031,926
	Atlas Corporation
21,790	Series D, 7.950%, Perpetual	526,882
	Babcock & Wilcox Enterprises, Inc.
33,031	8.125%, 2/28/2026	686,054
25,914	6.500%, 12/31/2026	498,067
	FTAI Aviation, Ltd.
17,882	Series A, 8.250%, Perpetual (a)	428,810
21,135	Series B, 8.000%, Perpetual (a)	512,524
17,967	Series C, 8.250%, Perpetual (a)	410,546
	Global Ship Lease, Inc.
18,650	8.750%, Perpetual	471,286
	Steel Partners Holdings LP
27,095	Series A, 6.000%, 2/7/2026	626,436
	Textainer Group Holdings, Ltd.
25,671	7.000%, Perpetual (a)	638,695
	Triton International, Ltd.
24,599	8.000%, Perpetual	607,595
		6,438,821
	Information Technology — 0.2%
	Synchronoss Technologies, Inc.
24,141	8.375%, 6/30/2026	411,604

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.5% (Continued)
	Real Estate — 0.3%
	CorEnergy Infrastructure Trust, Inc.
22,167	Series A, 7.375%, Perpetual	$97,978
	DiamondRock Hospitality Company
20,366	8.250%, Perpetual	518,926
		616,904
	Utilities — 4.4%
	Algonquin Power & Utilities Corporation
59,896	Series 19-A, 6.200%, 7/1/2079 (a)	1,472,843
	NiSource, Inc.
85,562	Series B, 6.500%, Perpetual (a)	2,139,050
	SCE Trust III
47,060	Series H, 5.750%, Perpetual (a)	1,136,028
	SCE Trust IV
55,614	Series J, 5.375%, Perpetual (a)	1,092,815
	SCE Trust V
51,337	Series K, 5.450%, Perpetual (a)	1,131,981
	Tennessee Valley Authority
35,653	Series A, 2.216%, (30 Year U.S. Treasury + 0.840%), 5/1/2029	757,983
43,888	Series D, 2.134%, (30 Year U.S. Treasury + 0.940%), 6/1/2028	954,564
		8,685,264
	TOTAL PREFERRED STOCKS (Cost $205,235,176)	196,113,551

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.9%
1,782,608	Invesco Government & Agency Portfolio - Institutional Class 5.27% (e)	$1,782,608
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,782,608)	1,782,608
	TOTAL INVESTMENTS (Cost $207,017,784) — 100.4%	197,896,159
	Liabilities in Excess of Other Assets — (0.4)%	(791,596)
	NET ASSETS — 100.0%	$197,104,563

Percentages are stated as a percent of net assets. SOFR Secured Overnight Financing Rate
(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2023.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 7 in the Notes to Financial Statements.

(c)	Non-income producing security.
(d)	Variable rate security. Rate disclosed is the rate in effect as of October 31, 2023.
(e)	Rate shown is the annualized seven-day yield as of October 31, 2023.
(f)	Affiliated security. See Note 5 in Notes to Financial Statements.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 2.3%
42,203	Interpublic Group of Companies, Inc.	$1,198,565
40,917	Nexstar Media Group, Inc. - Class A	5,731,654
		6,930,219
	Consumer Discretionary — 3.4%
167,289	MDC Holdings, Inc.	6,348,618
27,718	Penske Automotive Group, Inc.	3,965,891
		10,314,509
	Consumer Staples — 8.2%
192,243	Conagra Brands, Inc.	5,259,768
97,508	Inter Parfums, Inc.	12,394,242
44,459	Lancaster Colony Corporation	7,521,129
		25,175,139
	Energy — 3.7%
228,261	Plains GP Holdings LP - Class A	3,579,132
70,236	Targa Resources Corporation	5,872,431
100,697	World Kinect Corporation	1,862,895
		11,314,458
	Financials — 16.1%
33,603	American Financial Group, Inc.	3,674,824
80,195	Evercore, Inc. - Class A	10,439,784
227,279	First Financial Bancorp	4,204,662
186,991	First Interstate BancSystem, Inc. - Class A	4,313,882
92,788	Hartford Financial Services Group, Inc.	6,815,279
306,964	Home BancShares, Inc.	6,277,414
353,925	Huntington Bancshares, Inc.	3,415,376
287,605	Regions Financial Corporation	4,178,901
221,699	Victory Capital Holdings, Inc. - Class A	6,531,253
		49,851,375
	Health Care — 6.3%
345,094	Perrigo Company plc	9,538,398
74,640	Quest Diagnostics, Inc.	9,710,664
		19,249,062

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Industrials — 27.3% (a)
133,498	Booz Allen Hamilton Holding Corporation	$16,010,416
81,944	Broadridge Financial Solutions, Inc.	13,982,924
177,874	CSG Systems International, Inc.	8,335,176
44,519	Hubbell, Inc.	12,024,582
86,035	Insperity, Inc.	9,105,944
51,987	Snap-on, Inc.	13,409,527
32,439	Watsco, Inc.	11,317,643
		84,186,212
	Information Technology — 9.1%
159,008	Amdocs, Ltd.	12,746,081
156,330	Avnet, Inc.	7,242,769
112,725	NetApp, Inc.	8,204,125
		28,192,975
	Materials — 9.9%
42,663	Avery Dennison Corporation	7,426,348
178,569	Avient Corporation	5,646,352
55,518	Packaging Corporation of America	8,497,030
64,738	RPM International, Inc.	5,908,637
58,022	Sonoco Products Company	3,006,120
		30,484,487
	Real Estate — 6.2%
146,205	Agree Realty Corporation	8,178,707
66,396	Equity LifeStyle Properties, Inc.	4,368,857
122,213	Terreno Realty Corporation	6,511,509
		19,059,073
	Utilities — 7.1%
137,916	Alliant Energy Corporation	6,728,922
60,460	Atmos Energy Corporation	6,509,124
339,052	NiSource, Inc.	8,530,548
		21,768,594
	TOTAL COMMON STOCKS (Cost $319,979,932)	306,526,103

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2023 (Continued)

Principal Amount	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.6%
	U.S. Treasury Bills — 0.6%
$269,000	United States Treasury Bill, 5.13%, 11/24/2023 (b)	$268,093
405,000	United States Treasury Bill, 5.20%, 11/30/2023 (b)	403,277
278,000	United States Treasury Bill, 5.31%, 12/21/2023 (b)	275,955
248,000	United States Treasury Bill, 5.34%, 12/28/2023 (b)	245,914
202,000	United States Treasury Bill, 5.35%, 1/11/2024 (b)	199,893
228,000	United States Treasury Bill, 5.37%, 1/25/2024 (b)	225,143
121,000	United States Treasury Bill, 5.36%, 2/1/2024 (b)	119,357
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,737,751)	1,737,632
	TOTAL INVESTMENTS (Cost $321,717,683) — 100.2%	308,263,735
	Liabilities in Excess of Other Assets — (0.2)%	(477,286)
	NET ASSETS — 100.0%	$307,786,449

Percentages are stated as a percent of net assets.
(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 7 in the Notes to Financial Statements.

(b)	Zero coupon bond; effective yield is shown.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 7.6%
2,117	Alphabet, Inc. - Class A (a)	$262,677
5,646	Bilibili, Inc. - ADR (a)	75,826
4,244	Bumble, Inc. - Class A (a)	57,039
5,773	Kanzhun, Ltd. - ADR (a)	85,440
974	Meta Platforms, Inc. - Class A (a)	293,438
2,590	Pinterest, Inc. - Class A (a)	77,389
2,517	ROBLOX Corporation - Class A (a)	80,066
2,270	Sea, Ltd. - ADR (a)	94,659
1,351	Take-Two Interactive Software, Inc. (a)	180,696
5,570	Tencent Holdings, Ltd. - ADR	206,146
4,712	TripAdvisor, Inc. (a)	69,549
3,950	ZoomInfo Technologies, Inc. (a)	51,192
		1,534,117
	Consumer Discretionary — 15.4%
1,462	Airbnb, Inc. - Class A (a)	172,940
3,366	Amadeus IT Group SA - ADR	191,727
2,089	Amazon.com, Inc. (a)	278,025
93	Booking Holdings, Inc. (a)	259,429
3,653	BYD Company, Ltd. - ADR	222,541
10,131	Coupang, Inc. (a)	172,227
2,284	DoorDash, Inc. - Class A (a)	171,186
2,155	Global-e Online, Ltd. (a)	75,662
5,539	Li Auto, Inc. - ADR (a)	187,274
11,329	Lucid Group, Inc. (a)	46,675
12,362	Luminar Technologies, Inc. (a)	39,188
168	MercadoLibre, Inc. (a)	208,444
3,298	MINISO Group Holding, Ltd. - ADR	83,472
2,406	Mobileye Global, Inc. - Class A (a)	85,822
8,320	NIO, Inc. - ADR (a)	60,736
924	Ollie’s Bargain Outlet Holdings, Inc. (a)	71,370
2,331	Pinduoduo, Inc. - ADR (a)	236,410
25,662	Polestar Automotive Holding UK plc - ADR - Class A (a)	51,581
8,458	Rivian Automotive, Inc. - Class A (a)	137,189
1,118	Tesla, Inc. (a)	224,539

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Consumer Discretionary — 15.4% (Continued)
2,173	Trip.com Group, Ltd. - ADR (a)	$73,882
4,803	XPeng, Inc. - ADR (a)	69,547
		3,119,866
	Financials — 5.0%
6,926	AvidXchange Holdings, Inc. (a)	59,841
3,334	Block, Inc. (a)	134,194
707	FleetCor Technologies, Inc. (a)	159,195
2,058	Flywire Corporation (a)	55,340
9,515	Pagseguro Digital, Ltd. - Class A (a)	67,176
11,505	Payoneer Global, Inc. (a)	66,614
2,830	Remitly Global, Inc. - Class A (a)	76,212
6,970	StoneCo, Ltd. - Class A (a)	69,107
3,211	Toast, Inc. - Class A (a)	51,344
1,174	Visa, Inc. - Class A	276,006
		1,015,029
	Industrials — 17.1%
6,085	ABB, Ltd. - ADR	203,908
734	AeroVironment, Inc. (a)	84,160
6,292	Airbus SE - ADR	210,027
1,206	AMETEK, Inc.	169,769
334	Axon Enterprise, Inc. (a)	68,300
4,748	Bloom Energy Corporation - Class A (a)	49,379
1,287	Boeing Company (a)	240,436
9,938	ChargePoint Holdings, Inc. (a)	25,243
394	Chart Industries, Inc. (a)	45,795
835	Eaton Corporation plc	173,605
5,464	Embraer SA - ADR (a)	76,168
677	EnerSys	57,938
2,700	Fluence Energy, Inc. (a)	46,764
12,755	Full Truck Alliance Company, Ltd. - ADR - Class A (a)	83,800
22,666	Grab Holdings, Ltd. - Class A (a)	69,585
1,140	HEICO Corporation	180,587
970	Hexcel Corporation	60,062
3,885	Howmet Aerospace, Inc.	171,329

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Industrials — 17.1% (Continued)
8,408	Plug Power, Inc. (a)	$49,523
11,286	Rocket Lab USA, Inc. (a)	47,740
616	Rockwell Automation, Inc.	161,891
30,739	Rolls-Royce Holdings plc - ADR (a)	79,614
5,741	Safran SA - ADR	223,612
6,720	Schneider Electric SE - ADR	205,834
1,892	Sensata Technologies Holding plc	60,317
4,552	Sunrun, Inc. (a)	43,927
4,601	Symbotic, Inc. (a)	156,572
4,070	Uber Technologies, Inc. (a)	176,150
550	Woodward, Inc.	68,585
1,856	Xylem, Inc.	173,610
		3,464,230
	Information Technology — 52.5% (b)
516	Adobe, Inc. (a)	274,542
2,727	Advanced Micro Devices, Inc. (a)	268,609
1,861	Allegro MicroSystems, Inc. (a)	48,312
1,146	Ambarella, Inc. (a)	51,559
2,547	Amkor Technology, Inc.	53,130
604	ANSYS, Inc. (a)	168,069
371	Appfolio, Inc. - Class A (a)	69,588
1,535	Apple, Inc.	262,132
985	Arista Networks, Inc. (a)	197,364
3,314	Asana, Inc. - Class A (a)	61,210
349	ASML Holding NV	208,985
1,130	Atlassian Corporation - Class A (a)	204,123
866	Autodesk, Inc. (a)	171,148
372	Axcelis Technologies, Inc. (a)	47,430
617	Bill.com Holdings, Inc. (a)	56,326
1,539	Braze, Inc. - Class A (a)	65,531
313	Broadcom, Inc.	263,349
800	Cadence Design Systems, Inc. (a)	191,880
1,531	Calix, Inc. (a)	50,707
1,416	Camtek, Ltd. (a)	74,482

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 52.5% (b) (Continued)
10,203	Chindata Group Holdings, Ltd. - ADR (a)	$90,603
1,426	Ciena Corporation (a)	60,177
3,274	Clear Secure, Inc.	55,069
3,924	Clearwater Analytics Holdings, Inc. (a)	70,946
2,955	Cloudflare, Inc. - Class A (a)	167,519
2,151	Confluent, Inc. - Class A (a)	62,185
4,324	Credo Technology Group Holding, Ltd. (a)	61,487
1,180	Crowdstrike Holdings, Inc. - Class A (a)	208,589
515	CyberArk Software, Ltd. (a)	84,275
1,992	Datadog, Inc. - Class A (a)	162,288
2,632	DigitalOcean Holdings, Inc. (a)	53,851
2,106	DoubleVerify Holdings, Inc. (a)	58,610
1,477	Dynatrace, Inc. (a)	66,037
1,150	Elastic NV (a)	86,296
4,021	EngageSmart, Inc. (a)	91,076
564	Enphase Energy, Inc. (a)	44,883
703	Entegris, Inc.	61,892
2,594	Extreme Networks, Inc. (a)	53,488
213	Fair Isaac Corporation (a)	180,170
2,994	Fastly, Inc. (a)	43,922
377	First Solar, Inc. (a)	53,704
985	Five9, Inc. (a)	57,002
3,194	Fortinet, Inc. (a)	182,601
3,256	Freshworks, Inc. - Class A (a)	58,413
1,504	Gitlab, Inc. - Class A (a)	65,093
418	Globant SA (a)	71,181
2,441	HashiCorp, Inc. - Class A (a)	48,063
352	HubSpot, Inc. (a)	149,167
6,430	Infineon Technologies AG - ADR	187,627
1,945	Intapp, Inc. (a)	66,519
533	Intuit, Inc.	263,808
1,042	Itron, Inc. (a)	59,686
2,978	JFrog, Ltd. (a)	66,975
5,233	Lightspeed Commerce, Inc. (a)	65,203
3,300	Marvell Technology, Inc.	155,826

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 52.5% (b) (Continued)
881	Microsoft Corporation	$297,874
710	MKS Instruments, Inc.	46,619
482	Monday.com, Ltd. (a)	62,655
505	MongoDB, Inc. (a)	174,018
370	Monolithic Power Systems, Inc.	163,444
836	New Relic, Inc. (a)	72,456
664	Nova, Ltd. (a)	63,060
584	NVIDIA Corporation	238,155
854	Okta, Inc. (a)	57,568
1,952	ON Semiconductor Corporation (a)	122,273
791	Palo Alto Networks, Inc. (a)	192,229
1,054	Procore Technologies, Inc. (a)	64,389
664	Qorvo, Inc. (a)	58,047
1,260	Rambus, Inc. (a)	68,456
1,303	Salesforce, Inc. (a)	261,681
2,602	Samsara, Inc. - Class A (a)	60,028
1,005	Seagate Technology Holdings plc	68,591
4,282	SentinelOne, Inc. - Class A (a)	66,928
489	ServiceNow, Inc. (a)	284,524
3,469	Shopify, Inc. - Class A (a)	163,702
1,705	Smartsheet, Inc. - Class A (a)	67,416
1,225	Snowflake, Inc. - Class A (a)	177,784
524	SolarEdge Technologies, Inc. (a)	39,798
1,586	Splunk, Inc. (a)	233,396
1,331	Sprout Social, Inc. - Class A (a)	57,606
382	SPS Commerce, Inc. (a)	61,250
419	Synopsys, Inc. (a)	196,695
2,465	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	212,755
1,569	Tenable Holdings, Inc. (a)	66,071
661	Teradyne, Inc.	55,041
4,504	UiPath, Inc. - Class A (a)	69,947
1,921	Unity Software, Inc. (a)	48,736
439	Universal Display Corporation	61,100
2,566	Viasat, Inc. (a)	47,317
1,581	Western Digital Corporation (a)	63,477

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 52.5% (b) (Continued)
1,490	Wolfspeed, Inc. (a)	$50,422
787	Workday, Inc. - Class A (a)	166,616
637	Workiva, Inc. (a)	55,476
1,233	Zscaler, Inc. (a)	195,665
		10,615,972
	Materials — 0.8%
967	Albemarle Corporation	122,596
3,317	Livent Corporation (a)	48,395
		170,991
	Utilities — 1.5%
3,971	AES Corporation	59,168
3,806	Atlantica Sustainable Infrastructure plc	68,927
1,428	NextEra Energy Partners LP	38,656
937	Ormat Technologies, Inc.	57,663
14,009	ReNew Energy Global plc - Class A (a)	75,648
		300,062
	TOTAL COMMON STOCKS (Cost $21,193,938)	20,220,267

	SHORT-TERM INVESTMENTS — 0.1%
18,029	Invesco Government & Agency Portfolio - Institutional Class, 5.27% (c)	18,029
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,029)	18,029
	TOTAL INVESTMENTS (Cost $21,211,967) — 100.0%	20,238,296
	Liabilities in Excess of Other Assets — 0.0% (d)	(7,696)
	NET ASSETS — 100.0%	$20,230,600

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of October 31, 2023.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
October 31, 2023 (Continued)

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2023

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in unaffiliated securities, at value*	$60,882,884	$6,927,578	$1,791,578
Investments in affiliated securities, at value*	—	—	—
Foreign currency, at value*	—	43,798	—
Dividends and interest receivable	112,017	52,804	8,250
Reclaims receivable	—	—	4,054
Receivable for capital shares sold	—	—	—
Receivable for securities sold	1,336,574	—	—
Transaction fees receivable	—	—	—
Cash	—	—	—
Receivable from sub-adviser (Note 4)	11,153	—	—
Total assets	62,342,628	7,024,180	1,803,882

LIABILITIES
Payable for securities purchased	—	—	—
Payable for capital shares redeemed	1,282,615	—	—
Distribution payable	201,307	18,000	15,000
Management fees payable	15,717	2,976	613
Total liabilities	1,499,639	20,976	15,613
NET ASSETS	$60,842,989	$7,003,204	$1,788,269

Net Assets Consist of:
Paid-in capital	$76,752,479	$9,768,908	$2,431,249
Total distributable earnings (accumulated deficit)	(15,909,490)	(2,765,704)	(642,980)
Net assets	$60,842,989	$7,003,204	$1,788,269

Net Asset Value:
Net assets	$60,842,989	$7,003,204	$1,788,269
Shares outstanding ^	2,350,000	400,000	90,000
Net asset value, offering and redemption price per share	$25.89	$17.51	$19.87
* Identified Cost:
Investments in unaffiliated securities	$70,808,126	$7,809,395	$2,027,800
Investments in affiliated securities	—	—	—
Foreign currency	—	43,834	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2023 (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
ASSETS
Investments in unaffiliated securities, at value*	$197,449,219	$308,263,735	$20,238,296
Investments in affiliated securities, at value*	446,940	—	—
Foreign currency, at value*	—	—	—
Dividends and interest receivable	778,844	278,865	813
Reclaims receivable	—	—	—
Receivable for capital shares sold	—	1,317,204	—
Receivable for securities sold	34,175,641	651,534	—
Transaction fees receivable	29	—	—
Cash	10,911	2,203	—
Receivable from sub-adviser (Note 4)	—	—	—
Total assets	232,861,584	310,513,541	20,239,109

LIABILITIES
Payable for securities purchased	34,381,027	1,303,067	—
Payable for capital shares redeemed	—	658,602	—
Distribution payable	1,300,000	606,000	—
Management fees payable	75,994	159,423	8,509
Total liabilities	35,757,021	2,727,092	8,509
NET ASSETS	$197,104,563	$307,786,449	$20,230,600

Net Assets Consist of:
Paid-in capital	$235,824,588	$335,875,701	$22,492,426
Total distributable earnings (accumulated deficit)	(38,720,025)	(28,089,252)	(2,261,826)
Net assets	$197,104,563	$307,786,449	$20,230,600

Net Asset Value:
Net assets	$197,104,563	$307,786,449	$20,230,600
Shares outstanding ^	9,825,000	14,020,000	800,000
Net asset value, offering and redemption price per share	$20.06	$21.95	$25.29
* Identified Cost:
Investments in unaffiliated securities	$206,562,514	$321,717,683	$21,211,967
Investments in affiliated securities	455,270	—	—
Foreign currency	—	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Year Ended October 31, 2023

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF		AAM S&P Developed Markets High Dividend Value ETF
INCOME
Dividends from unaffiliated investments^	$3,087,014	$665,113		$145,440
Dividends from affiliated investments	—	—		—
Interest	8,875	3,104		407
Total investment income	3,095,889	668,217		145,847

EXPENSES
Management fees	208,509	47,746		8,212
Tax expense	—	—		—
Total expenses	208,509	47,746		8,212
Net investment income (loss)	2,887,380	620,471		137,635

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(4,259,799)	(594,832	)(1)	(47,437)
Investments in affiliated securities	—	—		—
In-kind redemptions on unaffiliated securities	3,213,798	293,800		377
In-kind redemptions on affiliated securities	—	—		—
Foreign currency	—	(23,402)		(1,189)
Net increase from payment by Sub-Adviser (Note 4)	11,153	—		—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(5,798,167)	1,132,437	(2)	200,561
Investments in affiliated securities	—	—		—
Foreign currency	—	37		(53)
Net realized and unrealized gain (loss) on investments	(6,833,015)	808,040		152,259
Net increase (decrease) in net assets resulting from operations	$(3,945,635)	$1,428,511		$289,894

^	Net of foreign withholding taxes	$749	$107,167	$23,640

(1)	Net of foreign capital gains tax of $12,814.
(2)	Net of change in deferred foreign capital gains tax of $(767).

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Year Ended October 31, 2023 (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
INCOME
Dividends from unaffiliated investments^	$13,915,896	$6,264,440	$36,356
Dividends from affiliated investments	16,948	—	—
Interest	91,143	36,117	849
Total investment income	14,023,987	6,300,557	37,205

EXPENSES
Management fees	866,167	1,401,550	67,423
Tax expense	16,797	—	—
Total expenses	882,964	1,401,550	67,423
Net investment income (loss)	13,141,023	4,899,007	(30,218)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(15,720,839)	(10,246,282)	(1,280,669)
Investments in affiliated securities	(15,197)	—	—
In-kind redemptions on unaffiliated securities	1,206,218	5,142,952	1,924,005
In-kind redemptions on affiliated securities	1,580	—	—
Foreign currency	—	—	—
Net increase from payment by Sub-Adviser (Note 4)	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	5,965,907	(13,688,462)	(410,859)
Investments in affiliated securities	12,517	—	—
Foreign currency	—	—	—
Net realized and unrealized gain (loss) on investments	(8,549,814)	(18,791,792)	232,477
Net increase (decrease) in net assets resulting from operations	$4,591,209	$(13,892,785)	$202,259

^	Net of foreign withholding taxes	$2,022	$-	$1,955

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$2,887,380	$2,158,441
Net realized gain (loss) on investments	(1,034,848)	2,622,119
Change in unrealized appreciation (depreciation) on investments	(5,798,167)	(7,543,894)
Net increase (decrease) in net assets resulting from operations	(3,945,635)	(2,763,334)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,853,002)	(2,174,972)
Total distributions to shareholders	(2,853,002)	(2,174,972)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	32,940,323	31,157,055
Payments for shares redeemed	(32,867,002)	(4,250,803)
Net increase (decrease) in net assets derived from capital share transactions (a)	73,321	26,906,252
Net increase (decrease) in net assets	$(6,725,316)	$21,967,946

NET ASSETS
Beginning of year	$67,568,305	$45,600,359
End of year	$60,842,989	$67,568,305

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,125,000	1,000,000
Shares redeemed	(1,150,000)	(150,000)
Net increase (decrease)	(25,000)	850,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$620,471	$512,443
Net realized gain (loss) on investments and foreign currency	(324,434)	(652,555)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,132,474	(1,705,884)
Net increase (decrease) in net assets resulting from operations	1,428,511	(1,845,996)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(574,982)	(526,722)
Tax return of capital to shareholders	—	(17,084)
Total distributions to shareholders	(574,982)	(543,806)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,624,707	806,693
Transaction fees (Note 6)	24,614	72
Payments for shares redeemed	(11,212,992)	(428,448)
Net increase (decrease) in net assets derived from capital share transactions (a)	436,329	378,317
Net increase (decrease) in net assets	$1,289,858	$(2,011,485)

NET ASSETS
Beginning of year	$5,713,346	$7,724,831
End of year	$7,003,204	$5,713,346

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	650,000	50,000
Shares redeemed	(625,000)	(25,000)
Net increase (decrease)	25,000	25,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$137,635	$114,461
Net realized gain (loss) on investments and foreign currency	(48,249)	(75,512)
Change in unrealized appreciation (depreciation) on investments and foreign currency	200,508	(487,976)
Net increase (decrease) in net assets resulting from operations	289,894	(449,027)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(123,414)	(116,160)
Total distributions to shareholders	(123,414)	(116,160)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	—
Payments for shares redeemed	(212,147)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(212,147)	—
Net increase (decrease) in net assets	$(45,667)	$(565,187)

NET ASSETS
Beginning of year	$1,833,936	$2,399,123
End of year	$1,788,269	$1,833,936

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	—
Shares redeemed	(10,000)	—
Net increase (decrease)	(10,000)	—

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$13,141,023	$7,479,608
Net realized gain (loss) on investments	(14,528,238)	(14,610,582)
Change in unrealized appreciation (depreciation) on investments	5,978,424	(15,422,799)
Net increase (decrease) in net assets resulting from operations	4,591,209	(22,553,773)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(12,430,912)	(7,310,796)
Total distributions to shareholders	(12,430,912)	(7,310,796)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	75,194,940	101,584,732
Transaction fees (Note 6)	43	—
Payments for shares redeemed	(27,614,775)	(9,588,535)
Net increase (decrease) in net assets derived from capital share transactions (a)	47,580,208	91,996,197
Net increase (decrease) in net assets	$39,740,505	$62,131,628

NET ASSETS
Beginning of year	$157,364,058	$95,232,430
End of year	$197,104,563	$157,364,058

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,550,000	4,225,000
Shares redeemed	(1,325,000)	(400,000)
Net increase (decrease)	2,225,000	3,825,000

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$4,899,007	$1,414,981
Net realized gain (loss) on investments	(5,103,330)	(4,100,513)
Change in unrealized appreciation (depreciation) on investments	(13,688,462)	270,223
Net increase (decrease) in net assets resulting from operations	(13,892,785)	(2,415,309)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,918,536)	(1,410,389)
Total distributions to shareholders	(4,918,536)	(1,410,389)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	223,346,772	159,020,886
Payments for shares redeemed	(38,239,230)	(20,444,657)
Net increase (decrease) in net assets derived from capital share transactions (a)	185,107,542	138,576,229
Net increase (decrease) in net assets	$166,296,221	$134,750,531

NET ASSETS
Beginning of year	$141,490,228	$6,739,697
End of year	$307,786,449	$141,490,228

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	9,500,000	6,730,000
Shares redeemed	(1,630,000)	(850,000)
Net increase (decrease)	7,870,000	5,880,000

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2023	Period Ended October 31, 2022*
OPERATIONS
Net investment income (loss)	$(30,218)	$(4,898)
Net realized gain (loss) on investments	643,336	(25,004)
Change in unrealized appreciation (depreciation) on investments	(410,859)	(562,812)
Net increase (decrease) in net assets resulting from operations	202,259	(592,714)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,419,608	6,380,855
Transaction fees (Note 6)	2	—
Payments for shares redeemed	(8,768,020)	(2,411,390)
Net increase (decrease) in net assets derived from capital share transactions (a)	16,651,590	3,969,465
Net increase (decrease) in net assets	$16,853,849	$3,376,751

NET ASSETS
Beginning of year/period	$3,376,751	$—
End of year/period	$20,230,600	$3,376,751

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	975,000	250,000
Shares redeemed	(325,000)	(100,000)
Net increase (decrease)	650,000	150,000

*	Fund commenced operations on July 11, 2022. The information presented is for the period from July 11, 2022 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year

	Year Ended October 31,
	2023		2022	2021	2020	2019
Net asset value, beginning of year	$28.45		$29.90	$21.14	$26.54	$25.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	1.14		1.07	0.91	0.95	0.97
Net realized and unrealized gain (loss) on investments (2)	(2.57)		(1.44)	8.79	(5.28)	0.64
Total from investment operations	(1.43)		(0.37)	9.70	(4.33)	1.61

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.13)		(1.08)	(0.94)	(1.07)	(0.90)
Total distributions to shareholders	(1.13)		(1.08)	(0.94)	(1.07)	(0.90)

Net asset value, end of year	$25.89		$28.45	$29.90	$21.14	$26.54

Total return	-5.29	%(3)	-1.37%	46.23%	-16.47%	6.44%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$60,843		$67,568	$45,600	$23,788	$37,150

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%		0.29%	0.29%	0.29%	0.29%
Net investment income (loss) to average net assets	4.02%		3.57%	3.19%	4.06%	3.78%
Portfolio turnover rate (4)	63%		68%	69%	84%	42%

(1)	Calculated based on average shares outstanding during the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)

The Fund had a trade error during the year resulting in a loss to the Fund of $11,153, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -5.31% before the reimbursement. See Note 4.

(4)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year

	Year Ended October 31,
	2023	2022		2021	2020	2019
Net asset value, beginning of year	$15.24	$22.07		$17.49	$21.39	$21.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	1.13	1.47		1.32	0.93	1.01
Net realized and unrealized gain (loss) on investments (2)	2.12	(6.74	)(3)	4.36	(3.57)	(0.51)
Total from investment operations	3.25	(5.27)		5.68	(2.64)	0.50

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.02)	(1.51)		(1.13)	(1.26)	(0.87)
Tax return of capital to shareholders	—	(0.05)		—	—	—
Total distributions to shareholders	(1.02)	(1.56)		(1.13)	(1.26)	(0.87)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.04	0.00	(4)	0.03	—	0.01
Net asset value, end of year	$17.51	$15.24		$22.07	$17.49	$21.39

Total return	21.71%	-25.14	%(5)	32.74%	-12.83%	2.40%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$7,003	$5,713		$7,725	$5,686	$3,209

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49%	0.49%		0.49%	0.49%	0.49%
Net investment income (loss) to average net assets	6.37%	7.46%		5.89%	4.99%	4.61%
Portfolio turnover rate (6)	183%	123%		139%	121%	124%

(1)	Calculated based on average shares outstanding during the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Includes $0.14 gain per share derived from payment from Sub-Adviser.
(4)	Less than $0.005.
(5)

The Fund had a trade error during the year resulting in a loss to the Fund of $47,299, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -25.80% before the reimbursement.

(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,				Period Ended October 31,
	2023	2022	2021	2020	2019(1)
Net asset value, beginning of year/period	$18.34	$23.99	$18.49	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.40	1.14	0.99	0.64	1.07
Net realized and unrealized gain (loss) on investments (3)	1.41	(5.63)	5.53	(6.18)	0.29
Total from investment operations	2.81	(4.49)	6.52	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.28)	(1.16)	(1.02)	(1.32)	(0.84)
Total distributions to shareholders	(1.28)	(1.16)	(1.02)	(1.32)	(0.84)

Net asset value, end of year/period	$19.87	$18.34	$23.99	$18.49	$25.35

Total return	15.05%	-19.34%	35.49%	-22.83%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$1,788	$1,834	$2,399	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39%	0.39%	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	6.54%	5.22%	4.14%	3.03%	4.65	%(5)
Portfolio turnover rate (6)	93%	100%	96%	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,			Period Ended October 31,
	2023	2022	2021	2020(1)
Net asset value, beginning of year/period	$20.71	$25.23	$24.07	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.43	1.18	1.05	1.17
Net realized and unrealized gain (loss) on investments (3)	(0.74)	(4.56)	1.35	(0.98)
Total from investment operations	0.69	(3.38)	2.40	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.34)	(1.14)	(1.24)	(1.10)
Total distributions to shareholders	(1.34)	(1.14)	(1.24)	(1.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00 (4)	—	0.00 (4)	0.01
Net asset value, end of year/period	$20.06	$20.71	$25.23	$24.07

Total return	3.30%	-13.72%	10.08%	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$197,105	$157,364	$95,232	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.46%	0.45%	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	6.83%	5.74%	4.33%	5.15	%(6)
Portfolio turnover rate (7)	100%	154%	199%	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,		Period Ended October 31,
	2023	2022	2021(1)
Net asset value, beginning of year/period	$23.01	$24.96	$25.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.49	0.48	0.08
Net realized and unrealized gain (loss) on investments (3)	(1.08)	(2.01)	(0.15)
Total from investment operations	(0.59)	(1.53)	(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.47)	(0.42)	(0.07)
Total distributions to shareholders	(0.47)	(0.42)	(0.07)

Net asset value, end of year/period	$21.95	$23.01	$24.96

Total return	-2.60%	-6.16%	-0.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$307,786	$141,490	$6,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60%	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	2.10%	2.08%	1.70	%(5)
Portfolio turnover rate (6)	19%	31%	5	%(4)

(1)	Commencement of operations on August 25, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2023	Period Ended October 31, 2022(1)
Net asset value, beginning of year/period	$22.51	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments (3)	2.84	(1.46)
Total from investment operations	2.78	(1.49)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00 (6)	—
Net asset value, end of year/period	$25.29	$22.51

Total return	12.33%	-6.20	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$20,231	$3,377

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	-0.22%	-0.34	%(5)
Portfolio turnover rate (7)	82%	27	%(4)

(1)	Commencement of operations on July 11, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Less than $0.005.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
October 31, 2023

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM S&P Emerging Markets High Dividend Value ETF	November 28, 2017
AAM S&P Developed Markets High Dividend Value ETF	November 27, 2018
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	August 25, 2021
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is October 31, 2023. The period covered by these Notes to Financial Statements is the fiscal period from November 1, 2022 to October 31, 2023 (the “current fiscal period”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$60,780,770	$—	$—	$60,780,770
Short-Term Investments	102,114	—	—	102,114
Total Investments in Securities	$60,882,884	$—	$—	$60,882,884

(a)	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,338,991	$—	$0	$6,338,991
Preferred Stocks	490,275	—	—	490,275
Short-Term Investments	98,312	—	—	98,312
Total Investments in Securities	$6,927,578	$—	$0	$6,927,578

(a)	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,749,031	$—	$—	$1,749,031
Preferred Stocks	27,788	—	—	27,788
Short-Term Investments	14,759	—	—	14,759
Total Investments in Securities	$1,791,578	$—	$—	$1,791,578

(a)	See Schedule of Investments for breakout of investments by country.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

AAM Low Duration Preferred and Income Securities ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stocks	$196,113,551	$—	$—	$196,113,551
Short-Term Investments	1,782,608	—	—	1,782,608
Total Investments in Securities	$197,896,159	$—	$—	$197,896,159

(a)	See Schedule of Investments for breakout of investments by sector classification.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$306,526,103	$—	$—	$306,526,103
Short-Term Investments	—	1,737,632	—	1,737,632
Total Investments in Securities	$306,526,103	$1,737,632	$—	$308,263,735

(a)	See Schedule of Investments for breakout of investments by sector classification.

AAM Transformers ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,220,267	$—	$—	$20,220,267
Short-Term Investments	18,029	—	—	18,029
Total Investments in Securities	$20,238,296	$—	$—	$20,238,296

(a)	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period AAM S&P 500 High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF and AAM Transformers ETF did not recognize any transfers to or from Level 3.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM S&P Emerging Markets High Dividend Value ETF:

Common Stocks
Balance as of 10/31/2022	$0
Net Realized Gain (Loss)	(574,232)
Change in Net Unrealized Appreciation (Depreciation)	655,816
Purchases	—
Sales	(81,584)
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 10/31/2023	$0

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM Low Duration Preferred and Income Securities ETF:

	Preferred Stocks
Balance as of 10/31/2022	$0
Net Realized Gain (Loss)	(174,466)
Change in Net Unrealized Appreciation (Depreciation)	174,466
Purchases	—
Sales	0	*
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 10/31/2023	$—

* Represents less than $0.50.

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

H.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind, return of capital, net operating losses, and trust preferred adjustments. For the year ended October 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$(2,921,012)	$2,921,012
AAM S&P Emerging Markets High Dividend Value ETF	(276,916)	276,916
AAM S&P Developed Markets High Dividend Value ETF	2,075	(2,075)
AAM Low Duration Preferred and Income Securities ETF	(282,844)	282,844
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	(3,871,523)	3,871,523
AAM Transformers ETF	(1,782,068)	1,782,068

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Advisory, LLC, doing business as Vident Asset Management, serves as the sub-adviser for AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Transformers ETF. Bahl & Gaynor, Inc. serves as the sub-adviser for AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

AAM S&P 500 High Dividend Value ETF	0.29%
AAM S&P Emerging Markets High Dividend Value ETF	0.49%
AAM S&P Developed Markets High Dividend Value ETF	0.39%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.60%
AAM Transformers ETF	0.49%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$45,077,051	$45,040,670
AAM S&P Emerging Markets High Dividend Value ETF	19,556,933	16,926,450
AAM S&P Developed Markets High Dividend Value ETF	1,906,366	1,899,136
AAM Low Duration Preferred and Income Securities ETF	191,160,615	190,113,806
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	43,262,839	45,615,118
AAM Transformers ETF	11,289,088	11,485,514

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$32,796,078	$32,483,075
AAM S&P Emerging Markets High Dividend Value ETF	4,152,863	6,469,912
AAM S&P Developed Markets High Dividend Value ETF	—	205,920
AAM Low Duration Preferred and Income Securities ETF	73,446,091	27,222,155
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	220,698,259	33,920,136
AAM Transformers ETF	25,389,723	8,578,866

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

During the current fiscal period AAM S&P 500 High Dividend Value ETF had a trade error that resulted in a loss to the Fund in the amount of $11,153 which was subsequently reimbursed to the Fund by the Sub-Adviser.

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Crescent Capital BDC, Inc.	AAM Low Duration Preferred and Income Securities ETF
Value at October 31, 2022	$317,602 *
Purchases at Cost	293,894
Proceeds from Sales	(163,455)
Net Realized Gain (Loss)	(13,617)
Change in Unrealized Appreciation (Depreciation)	12,516
Value at October 31, 2023	$446,940
Shares Held at October 31, 2023	19,100
Dividend Income	$16,948

* Security previously known as First Eagle Alternative Capital BDC and was unaffiliated as of October 31, 2022.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2023 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$72,036,947	$8,032,342	$2,056,475
Gross tax unrealized appreciation	$1,415,701	$325,685	$58,567
Gross tax unrealized depreciation	(12,569,764)	(1,431,206)	(323,638)
Net tax unrealized appreciation (depreciation)	(11,154,063)	(1,105,521)	(265,071)
Undistributed ordinary income	21,355	234,370	35,049
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(4,776,782)	(1,894,553)	(412,958)
Distributable earnings (accumulated deficit)	$(15,909,490)	$(2,765,704)	$(642,980)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
Tax cost of investments	$214,494,215	$327,597,148	$21,646,724
Gross tax unrealized appreciation	$2,253,198	$14,166,999	$1,290,715
Gross tax unrealized depreciation	(18,851,254)	(33,500,412)	(2,699,143)
Net tax unrealized appreciation (depreciation)	(16,598,056)	(19,333,413)	(1,408,428)
Undistributed ordinary income	1,354,377	—	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(23,476,346)	(8,755,839)	(853,398)
Distributable earnings (accumulated deficit)	$(38,720,025)	$(28,089,252)	$(2,261,826)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, Passive Foreign Investment Companies (“PFICs”) and partnerships.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, AAM Transformers ETF deferred $13,657 of late-year ordinary losses. The Funds did not elect to defer any post-October capital losses.

As of October 31, 2023, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$1,939,888	$2,836,894
AAM S&P Emerging Markets High Dividend Value ETF	285,069	1,609,484
AAM S&P Developed Markets High Dividend Value ETF	298,045	114,913
AAM Low Duration Preferred and Income Securities ETF	19,215,977	4,260,369
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	6,328,752	2,427,087
AAM Transformers ETF	795,366	44,375

During the year ended October 31, 2023, the Funds utilized the following capital loss carryforward that was available as of October 31, 2022:

	Short-Term	Long- Term
AAM S&P 500 High Dividend Value ETF	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	436,764	—
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	—	—
AAM Transformers ETF	—	—

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The tax character of distributions declared by the Funds during the year/period ended October 31, 2023 and October 31, 2022, were as follows:

	Year Ended October 31, 2023
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$2,853,002	$—
AAM S&P Emerging Markets High Dividend Value ETF	574,982	—
AAM S&P Developed Markets High Dividend Value ETF	123,414	—
AAM Low Duration Preferred and Income Securities ETF	12,430,912	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	4,918,536	—
AAM Transformers ETF	—	—

	Year/Period Ended October 31, 2022
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
AAM S&P 500 High Dividend Value ETF	$2,174,972	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	526,722	—	17,084
AAM S&P Developed Markets High Dividend Value ETF	116,160	—	—
AAM Low Duration Preferred and Income Securities ETF	7,310,796	—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,410,389	—	—
AAM Transformers ETF	—	—	—

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM S&P 500 High Dividend Value ETF	$300
AAM S&P Emerging Markets High Dividend Value ETF	1,000
AAM S&P Developed Markets High Dividend Value ETF	500
AAM Low Duration Preferred and Income Securities ETF	500
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	300
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 8 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

AAM ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of AAM ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, and AAM Transformers ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020 and 2019
AAM S&P Developed Markets High Dividend Value ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021 and 2020 and for the period from November 27, 2018 (commencement of operations) to October 31, 2019
AAM Low Duration Preferred and Income Securities ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and 2021 and for the period from November 19, 2019 (commencement of operations) to October 31, 2020

AAM ETFs

Report of independent Registered Public Accounting Firm
(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023 and 2022 and for the period from August 25, 2021 (commencement of operations) to October 31, 2021
AAM Transformers ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and for the period from July 11, 2022 (commencement of operations) to October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

AAM ETFs

Report of independent Registered Public Accounting Firm
(Continued)

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 20, 2023

AAM ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005–2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013-2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 -2022).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021-2023); Fund Administrator, UMB Fund Services, Inc. (2015-2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014-2017, 2018-2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2023 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$946.80	$1.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.74	$1.48

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,009.20	$2.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.74	$2.50

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(3)
Actual	$1,000.00	$924.50	$1.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.24	$1.99

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2023 (Unaudited) (Continued)

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(4)
Actual	$1,000.00	$988.80	$2.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.94	$2.29

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(5)
Actual	$1,000.00	$950.90	$2.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM Transformers ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(6)
Actual	$1,000.00	$1,032.90	$2.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.74	$2.50

(6)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	95.48%
AAM S&P Emerging Markets High Dividend Value ETF	48.17%
AAM S&P Developed Markets High Dividend Value ETF	85.66%
AAM Low Duration Preferred and Income Securities ETF	76.07%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%
AAM Transformers ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2023 was as follows:

AAM S&P 500 High Dividend Value ETF	91.49%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	76.21%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%
AAM Transformers ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%
AAM Transformers ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	118,576	0.29644	100.00%
AAM S&P Developed Markets High Dividend Value ETF	23,522	0.26136	100.00%
AAM Low Duration Preferred and Income Securities ETF	—	—	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	—	—	0.00%
AAM Transformers ETF	—	—	0.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

(SPDV, EEMD, DMDV, PFLD, TRFM)

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Sub-Adviser (SMIG)

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Index Provider (SPDV, EEMD, DMDV)

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Index Provider (PFLD)

ICE Data Indices, LLC

5660 New Northside Drive NW, 3rd Floor

Atlanta, Georgia 30328

Index Provider (TRFM)

Pence Capital Management, LLC

5000 Birch Street

West Tower, Suite 8000-817

Newport Beach, California 92660

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Symbol – SMIG

CUSIP – 26922B832

AAM Transformers ETF

Symbol – TRFM

CUSIP – 26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
( a ) Audit Fees	$86,000	$83,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$21,000	$21,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/24

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/8/24

*	Print the name and title of each signing officer under his or her signature.